Share-Based Compensation - Award Types of Stock-Based Compensation Expense in Condensed Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 69	$ 1,985	$ 1,134	$ 8,555
Parascent warrant obligation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	0	(9)	61	2,027
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	0	1,789	983	5,924
RSAs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	69	35	$ 90	238
RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 0	$ 170		$ 366